OTHER COSTS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER COSTS
Schedule of other costs

Figures in million - SA rand	2019	2018	2017
Included in other costs are the following:
Care and maintenance	(765.9)	(576.5)	(249.2)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(88.9)	66.6	(248.9)
Strike related costs	(402.3)	(31.7)	-
Service entities costs	(129.9)	102.0	-